UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-21726

Pope Family of Funds
(Exact name of registrant as specified in charter)

5100 Poplar Avenue,            Suite 512              Memphis TN 38137
(Address of principal executive offices)               (Zip code)

Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904
(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 04/30/2006

Date of reporting period: 10/31/2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

The following is a copy of the semi annual report to shareholders for the period ended October 31, 2005 pursuant to rule 30e-1 under the Investment Company Act of 1940.

HALTER/POPE USX
CHINA FUND

SEMI-ANNUAL REPORT

October 31, 2005

For additional information call Toll Free:	(877) -CHINA35
(877) - 244-6235

Pope Family of Funds	SEMI-ANNUAL REPORT

Dear Investors in the Halter/Pope USX China Fund,

Enclosed is the Semi-annual Report for the Halter/Pope USX China Fund for the period ending October 31, 2005. We launched the Fund in July 2005, and we are excited about the future.

While the Fund showed a small negative return during the period (-2.67% for Class A shares and -1.70% for Class C shares from inception on September 23, 2005 and July 1, 2005 respectively to October 31, 2005), we believe the Fund held up well relative to the Halter USX China Index, which returned -3.20% during the period July 1, 2005 to October 31, 2005. The Chinese local markets have continued a prolonged trend of experiencing losses, with the Shanghai SSE composite index down 15.96% from January 1, 2005 to October 31, 2005. Our assessment is that much of the short term price movement has been influenced by “hot” money selling China and buying into a new fad of Japan’s “new” boom. We disagree with the theory that Japan offers a superior short- or long-term investment opportunity versus China, particularly considering Japan’s aged population and because the recent Japan market movement appears to be fueled not by local Japanese investors, but by foreign investors.

We are optimistic about China’s continued growth, and are particularly interested in the long-term prospects offered by an active and expanding Chinese private equity market. We believe that this private investment will lead to many more publicly traded Chinese companies that will represent meaningful and productive investments in the months and years to come. In general, we try to invest in strong companies for the long-term. True to our philosophy, turnover of our positions purchased has been 0% since inception, since we believe that the 38 companies currently in the Fund’s portfolio are well-positioned.

As of October 31, 2005, the Fund’s portfolio is focused on the following eight industry concentrations, each of which we believe will continue to show positive growth as China’s economy continues to expand:

Internet Services	12.9%
Telecommunications	12.2%
Entertainment and Leisure	10.5%
Oil and Gas	9.7%
Biotech	5.9%
Internet Commerce	4.8%
Utilities	4.4%
Mining	3.1%
(Holdings subject to change)

Pope Family of Funds	SEMI-ANNUAL REPORT

We look forward to a good 2006, as we believe our investments will benefit from strong growth in China. Recently, the Financial Times reported that China is increasing its GDP growth estimates, an indication of increasing Chinese confidence in the short and long-term success of the Chinese economy. In an effort to benefit from this expanding economy, we will continue to invest over 80% of our assets in what we believe are the strongest Chinese companies in the Halter USX China Index.

Thank you for your continued support and investment in the Fund.

Sincerely,

Pope Asset Management, Inc.

Stephen L. Parr
Senior Fund Manager

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

Pope Family of Funds	SEMI-ANNUAL REPORT

Information About Your Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service (12-B1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The table below illustrates an example investment of $1,000 at the beginning of the period (09/23/05 for Class A shares and 07/01/05 for Class C shares for actual expenses and 04/30/05 for both Class A and Class C shares in the hypothetical example) and held for the entire period of 09/23/05 through 10/31/05 for Class A shares and 07/01/05 through 10/31/05 for Class C shares for actual expenses and for the entire period of 04/30/05 through 10/31/05 for both Class A and Class C shares in the hypothetical example. Please note however that this table is unaudited. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made on 09/23/05 for Class A shares and 07/01/05 for Class C shares). You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from September 23, 2005 to October 31, 2005 for Class A shares and for the period from July 1, 2005 to October 31, 2005 for Class C shares
Actual Fund Return (in parentheses)	Beginning Account Value*	Ending Account Value 10/31/05	Expenses Paid During Period*
Halter Pope USX China Fund Class A (-2.67%)	$1,000.00	$973.30	$1.32
Halter Pope USX China Fund Class C (-1.70%)	1,000.00	983.00	5.65
Expenses and Value of a $1,000 Investment for the six months ended October 31, 2005
Hypothetical 5% Fund Return	Beginning Account Value 04/30/05	Ending Account Value 10/31/05	Expenses Paid During Period**
Halter Pope USX China Fund Class A	$1,000.00	$1,018.90	$6.36
Halter Pope USX China Fund Class C	1,000.00	1,016.69	8.59

*Beginning Account Values are as of 09/23/05 for the Halter Pope USX China Fund Class A Shares and 07/01/05 for Class C shares, which are the inception dates of each share class. Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.69% for Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 39/365 for Class A shares and 123/365 for Class C shares, to reflect the periods since inception for both share classes.

**Expenses are equal to the Fund’s annualized expense ratios of 1.25% and 1.69% for the Halter Pope USX China Fund Class A and Class C shares, respectively; multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 877-244-6235. Please read it carefully before you invest or send money.

POPE FAMILY OF FUNDS	SEMI-ANNUAL REPORT
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
October 31, 2005 (Unaudited)

COMMON STOCK - (83.99%)	Shares	Value

AIRLINES - (1.43%)
China Eastern Airlines Corp., Ltd. - ADR	1,000	$14,020
China Southern Airlines Co., Ltd. - ADR *	1,000	13,110
		27,130

AUTOMOBILE MANUFACTURERS - (0.69%)
Brilliance China Automotive Holdings, Ltd. - ADR	1,000	13,040

AUTOMOBILE PARTS & EQUIPMENT - (1.43%)
China Automotive Systems, Inc. *	4,000	17,880
China Yuchai International, Ltd.	1,000	9,250
		27,130

BIOTECHNOLOGY - (5.94%)
Sinovac Biotech, Ltd. *	22,000	112,200

CHEMICALS - (1.61%)
Sinopec Shanghai Petrochemical Co., Ltd. - ADR	1,000	30,470

COMPUTERS & COMPUTER SERVICES - (2.19%)
Comtech Group, Inc. *	4,000	24,960
PacificNet, Inc. *	2,000	16,500
		41,460

DIVERSIFIED MANUFACTURING - (0.73%)
Deswell Industries, Inc.	1,000	13,750

E-COMMERCE/SERVICES - (4.78%)
Ctrip.com International, Ltd. - ADR	1,000	57,530
eLong, Inc. - ADR *	3,000	32,730
		90,260

ELECTRICAL COMPONENTS & EQUIPMENT - (2.78%)
China Energy Savings Technology, Inc. *	6,000	28,920
International DisplayWorks, Inc. *	4,000	23,560
		52,480

ELECTRONICS - (1.20%)
NAM TAI Electronics, Inc.	1,000	22,650

INSURANCE - (1.55%)
China Life Insurance Co., Ltd. - ADR *	1,000	29,350

INTERNET CONTENT ENTERTAINMENT - (3.93%)
Shanda Interactive Entertainment, Ltd. - ADR *	3,000	74,310

INTERNET FINANCIAL SERVICES - (1.59%)
China Finance Online Co., Ltd. - ADR *	5,000	30,050

The accompanying notes are an integral part of these financial statements.

POPE FAMILY OF FUNDS	SEMI-ANNUAL REPORT
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
October 31, 2005 (Unaudited)

	Shares	Value
MINING - (6.32%)
Aluminum Corp. of China, Ltd. - ADR	1,000	$60,430
Puda Coal, Inc. *	4,500	8,100
Yanzhou Coal Mining Co., Ltd. - ADR	1,600	50,928
		119,458

OIL & GAS - (9.67%)
China Petroleum & Chemical Corp. - ADR	1,000	40,250
CNOOC, Ltd. - ADR	1,000	65,700
PetroChina Co., Ltd. - ADR	1,000	76,730
		182,680

PHARMACEUTICALS - (2.35%)
Tiens Biotech Group USA, Inc. *	12,000	44,400

SOFTWARE - (6.25%)
Ninetowns Digital World Trade Holdings, Ltd. - ADR *	7,000	33,950
Radica Games, Ltd.	1,000	8,810
The9, Ltd. - ADR *	4,000	75,360
		118,120

TELECOMMUNICATIONS - (13.00%)
China Mobile Hong Kong, Ltd. - ADR	1,000	22,450
China Netcom Group Corp. (Hong Kong), Ltd. - ADR	3,000	95,220
China Telecom Corp., Ltd. - ADR	2,000	65,240
Linktone, Ltd. - ADR *	4,000	40,800
Utstarcom, Inc. *	4,000	22,080
		245,790

TRANSPORTATION - (0.76%)
Guangshen Railway Co., Ltd. - ADR	1,000	14,280

UTILITIES - (2.86%)
Huaneng Power International, Inc. - ADR	2,000	54,020

WEB PORTALS/ISP - (12.93%)
Netease.com - ADR *	1,000	76,270
Sina Corp. *	2,000	50,700
Sohu.com, Inc. *	3,000	45,420
Tom Online, Inc. - ADR *	4,000	72,000
		244,390

TOTAL COMMON STOCK (Cost $1,637,898)		1,587,418

SHORT-TERM INVESTMENTS - (8.68%)
AIM Liquid Assets Portfolio Institutional Class, 3.89% **	82,000	82,000
Fidelity Institutional Government Portfolio, 3.72% **	82,000	82,000
TOTAL SHORT-TERM INVESTMENTS (Cost $164,000)		164,000

The accompanying notes are an integral part of these financial statements.

POPE FAMILY OF FUNDS	SEMI-ANNUAL REPORT
HALTER POPE USX CHINA FUND
SCHEDULE OF INVESTMENTS
October 31, 2005 (Unaudited)

Value

TOTAL INVESTMENTS (Cost $1,801,898) - 92.67%	$1,751,418
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 7.33%	138,584
NET ASSETS - 100%	$1,890,002

* Non-income producing security.
** Rate shown represents the rate at October 31, 2005, is subject to change and resets daily.
ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds	SEMI-ANNUAL REPORT
STATEMENT OF ASSETS AND LIABILITIES - October 31, 2005 (Unaudited)

Halter Pope
USX China Fund
Assets:
Cash	$125,723
Cash held in escrow (Note 6)	149,998
Investments, at market (cost: $1,801,898)	1,751,418
Receivables:
Interest	515
Prepaid expenses	1,513
Total assets	2,029,167

Liabilities:
Payables:
Investments purchased	119,949
Other liabilities and accrued expenses	10,150
Due to administrator	7,019
Investment advisory fees	2,047
Total liabilities	139,165
Net Assets	$1,890,002

Net Assets consist of:
Common stock	$192
Additional paid-in capital	1,943,459
Accumulated net investment loss	(3,169)
Net unrealized depreciation on investments	(50,480)

Total Net Assets (192,273 shares outstanding; unlimited shares of $0.001 par value
authorized)	$1,890,002

Class A shares:
Net Assets applicable to 1,980 shares outstanding	$19,464
Net Asset Value and redemption price per share	$9.83

Offering price per share Class A *	$10.29

Class C shares:
Net Assets applicable to 190,293 shares outstanding	$1,870,538
Net Asset Value and offering price per share	$9.83

Redemption price per share Class C **	$9.73

*	A maximum sales charge of 4.50% is imposed on Class A shares.
**	A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within twelve months following such investments.

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds	SEMI-ANNUAL REPORT
STATEMENT OF OPERATIONS

Halter Pope
USX China Fund *

For the period July 1, 2005
to October 31, 2005
(Unaudited)
Investment income:
Interest	$1,304
Dividends	4,767
Total investment income	6,071

Expenses:
Investment advisory fees	6,927
Distribution fees - Class C	1,322
Accounting and transfer agent fees	24,041
Audit fees	6,282
Custody fees	2,565
Registration fees	5,186
Legal fees	8,013
Compliance officer compensation	5,770
Out of pocket expenses	6,153
Miscellaneous	6,008
Printing fees	1,923
Insurance fees	31,737
Trustee fees	2,002
Total expenses	107,929
Less: fees waived and expenses absorbed	(98,689)
Net expenses	9,240

Net investment loss	(3,169)

Unrealized loss on investments:
Net change in unrealized depreciation on investments	(50,480)

Net decrease in net assets resulting from operations	$(53,649)

* The Halter Pope USX China Fund commenced operations on July 1, 2005.

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds	SEMI-ANNUAL REPORT
STATEMENT OF CHANGES IN NET ASSETS

Halter Pope
USX China Fund *

For the period July 1, 2005
to October 31, 2005
(Unaudited)
Increase in Net Assets
Operations:
Net investment loss	$(3,169)
Net change in unrealized depreciation on investments	(50,480)
Net increase in net assets resulting from operations	(53,649)

Increase (decrease) in net assets from Fund share
transactions (Note 2)	1,843,651

Total increase in net assets	1,790,002

Net Assets:
Beginning of period	100,000
End of period	$1,890,002

* The Halter Pope USX China Fund commenced operations on July 1, 2005.

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds	SEMI-ANNUAL REPORT
FINANCIAL HIGHLIGHTS
Per Share Data For a Share Outstanding Throughout Each Period

	Class A *	Class C **

	For the Period	For the Period
	Ended	Ended
	October 31, 2005	October 31, 2005
	(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$10.10	$10.00

Investment Operations:
Net investment loss	(0.01)	(0.02)
Net realized and unrealized loss on
investments	(0.26)	(0.15)
Total from investment operations	(0.27)	(0.17)

Net Asset Value, End of Period	$9.83	$9.83

Total Return (a)	(2.67)%	(1.70)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$19	$1,871

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	13.76%[1]	19.76%[1]
After fees waived and expenses absorbed	1.25%[1]	1.69%[1]

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(13.23)%[1]	(18.65)%[1]
After fees waived and expenses absorbed	(0.72)%[1]	(0.58)%[1]

Portfolio turnover rate	0.00%	0.00%

(a)	Aggregate total return, not annualized.
[1]	Annualized.
*	The Halter Pope USX China Fund Class A commenced operations on September 23, 2005.
**	The Halter Pope USX China Fund Class C commenced operations on July 1, 2005.

The accompanying notes are an integral part of these financial statements.

Pope Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2005 (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Pope Family of Funds, (the “Trust”) was organized on February 25, 2005 as a Delaware statutory trust. The sole series of shares of the Trust is the Halter Pope USX China Fund (the “Fund”). The Fund is a non-diversified Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund was registered to offer two classes of shares, Class A and Class C shares. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The Funds investment objective is long term growth of capital.

The Class C shares commenced operations on July 1, 2005. The Class A shares commenced operations on September 23, 2005.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation—Common stocks and other equity securities listed on a securities exchange or quoted on a national market system are valued at 4:00 p.m., New York time, on the day of valuation. Price information on listed stocks is taken from the exchange where the security is primarily traded. Equity securities that are traded on the NASDAQ National Market System, for which quotes are readily available, are valued at the official closing price. Securities that are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid quotation. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates fair market value. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation; or (iv) the security was purchased in a private placement and is an illiquid investment. At October 31, 2005, no securities were valued as determined by the Board of Trustees.

b) Federal Income Taxes—The Trust’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

c) Distributions to Shareholders—Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Accounting principles generally accepted in the United States of America require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital or net realized gains.

d)  Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e)  Other—Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Pope Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2005 (Unaudited)

2. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Halter Pope USX China Fund Class A shares for the period September 23, 2005 through October 31, 2005 were as follows:
	Class A
	Shares	Amount
Sold	1,980	$20,000
Redeemed	-	-
Net Decrease	1,980	$20,000

Transactions in shares of capital stock for the Halter Pope USX China Fund Class C shares for the period July 1, 2005 through October 31, 2005 were as follows:

	Class C
	Shares	Amount
Sold	194,849	$1,969,303
Redeemed	(4,556)	(45,652)
Net Decrease	190,293	$1,923,651

3.  INVESTMENT TRANSACTIONS

For the period ended October 31, 2005, aggregate purchases and sales of investment securities (excluding short-term investments) for the Halter Pope USX China Fund were as follows:

Purchases	Sales
$1,637,898	$ -

There were no government securities purchased or sold during the period.

4.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Effective April 28, 2005, the Fund has entered into an Advisory Agreement with Pope Asset Management, LLC (the “Adviser”) to provide investment management services to the Fund in accordance with its investment objectives, policies and restrictions. Pursuant to the Advisory Agreement, the Adviser is entitled to receive a fee, calculated daily and payable monthly at the annual rate of 1.25% as applied to the Fund’s daily net assets. For the period July 1, 2005 to October 31, 2005, the Halter Pope USX China Fund incurred $6,927 of advisory fees, with $2,047 remaining payable at October 31, 2005. For the period July 1, 2005 to October 31, 2005, the Adviser waived advisory fees of $1,653.

 The Trust's Board of Trustees unanimously approved the Advisory Agreement for an initial period of two years after reviewing and considering such information as the Board deemed reasonably necessary to evaluate the nature and scope of the services to be provided by the Adviser to the Fund; the proposed compensation terms for the Adviser; the Expense Limitation Agreement; the Adviser's history and experience; and the effect growth of assets of the Fund would have on the Fund's advisory fees and expense ratio. To aid it in its review, the Board reviewed various informational materials including, without limitation, copies of the draft Advisory Agreement and the Expense Limitation Agreement; a memorandum from the Adviser to the Board including information about the Adviser, its business, its finances, its personnel, its services to the Funds and comparative expense ratio information for other mutual funds with similar strategies as the Fund (the "Advisor Memo"); and a memorandum from Kilpatrick Stockton LLP (counsel to the Trust) to the Board regarding considerations relevant to a review of investment advisory contracts by investment company trustees.

In considering the nature and scope of the services provided by the Adviser, the Board considered the responsibilities the Adviser would have under the Advisory Agreement. The Board also considered that the

Pope Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2005 (Unaudited)

4. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

Trust's executive officers other than the chief compliance officer are employees of the Adviser, and that these officers would serve without additional compensation. The Board considered the administrative services that the Adviser and its employees would provide to the Fund, and the services already provided by the Adviser related to organizing the Fund. After reviewing the foregoing information, reviewing further information in the Advisor Memo (e.g., descriptions of the Advisor's business and the Advisor's Form ADV), and discussing the Adviser's proposed services to the Fund with the Adviser, the Board concluded that the nature and scope of the services would be satisfactory and adequate for the Fund.

The Board also evaluated the investment management experience of the Adviser. In particular, the Adviser described to the Board the Adviser's experience actively managing separate accounts invested in China for over three years. In addition, the Adviser discussed with the Board Mr. Parr's experience both investing in China and advising accounts invested in China for the Adviser and previously as a registered representative of Goldman Sachs. The Board discussed with the Adviser the investment objective and strategy for the Fund, and the Adviser's plans for implementing the Fund. The Board considered the Adviser's capabilities and determined that the Adviser would be an appropriate manager for the Fund.

The Board examined and evaluated the proposed fee arrangements between the Fund and the Adviser under the Investment Advisory Agreement. The Board compared the Fund's proposed management fee with fees paid to other investment advisers by other actively managed funds that invest primarily or substantially in companies in China. The Board also compared the expense ratios of comparable funds to the Fund's expense cap through the Expense Limitation Agreement. The Board noted that the Adviser would subsidize the Fund to the extent necessary to meet its obligations under the Expense Limitation Agreement. The Board also considered that, giving effect to the Expense Limitation Agreement, the Fund's expense ratio is lower than the expense ratio of some other funds that the Board determined to be comparable to the Fund based on the type of fund, the style of investment management, the location of the companies invested in, and/or the nature of the markets invested in, among other factors. The Board also considered that, giving effect to the Expense Limitation Agreement, was not as low as that of some other funds with certain comparable characteristics. The Board also considered potential benefits for the Adviser in managing the Fund, including promotion of the Adviser's name, the ability for the Adviser to place small accounts into the Fund, and the potential for the Adviser to generate soft dollars from Fund trades that may benefit the Adviser's clients other than the Fund. After comparing the fees under the Investment Advisory Agreement with those paid by comparable funds and considering all of the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund were fair and reasonable. Based upon all of the foregoing considerations, the Board, including a majority of the Trust's independent trustees, approved the Investment Advisory Agreement.

The Adviser and the Fund have entered into an Expense Limitation Agreement under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, and extraordinary expenses and payments, if any, under the Rule 12b-1 Plan). It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Fund. For the period July 1, 2005 to August 8, 2005, the Adviser agreed to reimburse the Fund to the extent that total annualized expenses exceed 2.25% of the Fund's average daily net assets. Effective August 9, 2005, and thereafter the expense limitation agreement was revised to limit the annualized expenses to 1.25% of the Fund's average daily net assets. For the period July 1, 2005 to October 31, 2005, the Adviser reimbursed $97,037 of Fund expenses.

One trustee of the Fund is also an officer of the Adviser.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with Matrix Capital Group, Inc. (“Matrix”). Pursuant to the ICSA, Matrix will provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, transfer agent, dividend disbursement, registrar and record keeping services. For its services, Matrix receives a minimum fee of $6,250 per month. In addition, the following asset based fees will apply at the following breakpoints: 0.10% on assets between $20 million and $50 million; 0.075% on the next $50 million; 0.05% on the next $100 million; 0.03% in excess of $200 million of

Pope Family of Funds	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
October 31, 2005 (Unaudited)

4. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

daily net assets. For the period July 1, 2005 to October 31, 2005, Matrix earned $24,041, with $5,291 remaining payable at October 31, 2005.

Pursuant to the ICSA, Matrix will provide chief compliance officer services to the Fund. For these services Matrix will receive a fee of $18,000 per year. For the period July 1, 2005 to October 31, 2005, Matrix earned $5,770, with $1,270 remaining payable at October 31, 2005.

Certain officers of the Fund are also employees of Matrix

The Fund and Adviser have entered into a Distribution Agreement with Matrix Capital Group, Inc. Pursuant to the Distribution Agreement, Matrix will provide distribution services to the Funds. Matrix serves as underwriter/distributor of the Funds. Pursuant to the Distribution Agreement, Matrix receives $7,200 per year from the Fund. For the period July 1, 2005 to October 31, 2005, Matrix received $2,400 of distribution fees, with $458 remaining payable at October 31, 2005.

A separate plan of distribution has been adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each class of shares. With respect to Class A shares, the plan provides that the Fund may pay a servicing or Rule 12b-1 fee of 0.25% annually of the Fund’s average net assets, and 1.00% annually of the Fund’s average net assets attributable to Class C shares to persons or institutions for performing certain servicing functions for the Fund’s shareholders. Under the Plan the Fund may pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plans for the Class A and Class C shares in the Halter Pope USX China Fund took effect September 23, 2005 and July 1, 2005, respectively. For the period July 1, 2005 to August 8, 2005, the Class C shares incurred $1,322 in 12b-1 accrual. As of August 9, 2005, no additional 12b-1 expenses have been accrued because of the expense limitation being reduced to 1.25% for both classes of shares.

5. TAX MATTERS

There were no distributions during the period July 1, 2005 to October 31, 2005 for the Halter Pope USX China Fund.

The components of distributable earnings on a tax basis will be calculated at the Fund’s fiscal year end April 30, 2006.

6. CASH HELD IN ESCROW

The Adviser has entered into an escrow agreement on behalf of the Fund for the purpose of investing in a “when issued” security. This transaction would include an investment by the Fund simultaneously with the reverse merger of a foreign company with and into a shell company publicly traded in the United States that currently has no material operations, management, assets or liabilities. The settlement date of this transaction has yet to be determined.

7. CONCENTRATION OF RISK

The Halter Pope USX China Fund will primarily invest 80% of its assets in equity securities issued by companies listed on the Halter USX China Index which is mainly comprised of U.S. listed companies doing business in China. Investing in the companies from one geographic region may pose additional risks inherent to a region's economical and political situation.

Additional Information (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commissions website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 877-244-6235; and on the Commissions website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2005 is available without charge, upon request, by calling 877-244-6235; and on the Commission’s website at http://www.sec.gov.

Pope Family of Funds
5100 Poplar Avenue
Suite 512
Memphis, TN 38137

INVESTMENT ADVISER
Pope Asset Management, LLC
5100 Poplar Avenue
Suite 512
Memphis, TN 38137

ADMINISTRATOR & TRANSFER AGENT
Matrix Capital Group, Inc.
630 Fitzwatertown Road
Building A, Second Floor
Willow Grove, PA 19090-1904

DISTRIBUTOR
Matrix Capital Group, Inc.
335 Madison Avenue
11th Floor
New York, NY 10017

INDEPENDENT AUDITORS
Cohen McCurdy, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145-1594

LEGAL COUNSEL
Kilpatrick Stockton LLP
3737 Glenwood Avenue
Suite 400
Raleigh, NC 27612

CUSTODIAN BANK
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

ITEM 2. CODE OF ETHICS.

Not applicable at this time

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in Semi-Annual Report to Shareholders Filed under item 1 of this Form

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive office and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were so significant changes in the registrant’s internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Halter Pope USX China Fund a series of the Pope Family of Funds

By /s/ Stephen L. Parr
Stephen L. Parr, President
Date: January 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the Following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen L. Parr
Stephen L. Parr, President
Date: January 6, 2006

By /s/ Casey McCandless
Casey McCandless, Treasurer
Date: January 6, 2006